Annual Total Returns[BarChart] - Invesco New York AMT-Free Municipal Bond ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	12.25%	7.23%	(6.27%)	14.41%	3.82%	1.06%	5.82%	0.23%	8.81%	6.10%